Stock-Based Compensation - Share-based Payment Arrangement, Restricted Stock Unit, Activity (Details) - RSU Activity [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of shares, Nonvested at beginning of period (in shares)	124,932,207
Number of share, Granted	132,512,654
Number of share, Forfeited	(3,190,719)
Number of shares, Nonvested at end of period (in shares)	254,254,142	124,932,207
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value, Nonvested at beginning of period	$ 1.74
Weighted average grant date fair value, Granted	8.78
Weighted average grant date fair value, Forfeited	3.97
Weighted average grant date fair value, Nonvested at end of period	$ 5.38	$ 1.74
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of shares, Nonvested at beginning of period (in shares)	124,932,207	70,119,944
Number of share, Granted		57,184,567
Number of share, Forfeited		(2,372,304)
Number of shares, Nonvested at end of period (in shares)		124,932,207
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value, Nonvested at beginning of period	$ 1.74	$ 0.99
Weighted average grant date fair value, Granted		2.68
Weighted average grant date fair value, Forfeited		1.89
Weighted average grant date fair value, Nonvested at end of period		$ 1.74